As filed with the Securities and Exchange Commission on September 1, 2004

                                                            File Nos. 333-110037
                                                                       811-21460


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. __          /___/

                           Post-Effective Amendment No. _4__         /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 5__                        /_X__/

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                    60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Dorothy E. Bourassa, Secretary, Pioneer Series Trust II
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     __ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
     __ 60 days after filing pursuant to paragraph (a)(1)

     ___ on [date] pursuant to paragraph (a)(1)
     _X__ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(3)of Rule 485.

If appropriate, check the following box:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
-----------------------------------    ----------------     --------------------

Multiclass prospectus for
Pioneer Growth Opportunities Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Multiclass prospectus for
Pioneer Municipal Bond Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Multiclass prospectus for
Pioneer California Tax Free
Income Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Multiclass prospectus for
Pioneer Tax Free Money Market Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
Growth Opportunities Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
Municipal Bond Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
California Tax Free Income Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

Statement of Additional
Information for Pioneer
Tax Free Money Market Fund
dated [xxx], 2004                     September 1, 2004     0001016964-04-000378

                        Pioneer Growth Opportunities Fund

               Investor Class Prospectus, dated ___________ , 2004

Pioneer Growth Opportunities Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Growth Opportunities Fund into the Fund (the "reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares or upon exchange for Investor Class shares of other Pioneer Funds. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 31, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the prospectus are incorporated by reference into this prospectus:

o        Basic information About the Fund (other than "Fees and expenses");

o        Management;

o        Dividends, capital gains and taxes;

o        Financial Highlights; and

o        The following sections under "Buying, exchanging and selling shares":

o        Net asset value

o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares"

o        Account options

o        Shareowner services

o        Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Investor Class
Maximum sales charge (load) when
you buy shares                                        None

Maximum deferred sales charge (load)                  None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                Investor Class

Management Fee                                                    x.xx%
Distribution and Service (12b-1) Fee                              0.00%
Other Expenses1                                                   x.xx%
Total Annual Fund Operating Expenses                              x.xx%

Less: Fee Waiver and Expense Limitation2                         -x.xx%
Net Expenses2                                                     1.05%

  1 Other expenses are based on estimated amounts for the current fiscal year.

  2 The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 1.05% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.



Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


    Number of years you own your shares

    1                        3                        5                      10
   $ XX                    $ XX                     $ XX                   $ XX

                           Pioneer Municipal Bond Fund

               Investor Class Prospectus, dated ___________ , 2004

Pioneer Municipal Bond Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Municipal Bond Fund into the Fund (the "reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares or upon exchange for Investor Class shares of other Pioneer Funds. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 31, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the prospectus are incorporated by reference into this prospectus:

o        Basic information About the Fund (other than "Fees and expenses");

o        Management;

o        Dividends, capital gains and taxes;

o        Financial Highlights; and

o        The following sections under "Buying, exchanging and selling shares":

o        Net asset value

o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares"

o        Account options

o        Shareowner services

o        Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Investor Class
Maximum sales charge (load) when
you buy shares                                        None

Maximum deferred sales charge (load)                  None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                Investor Class

Management Fee                                                    x.xx%
Distribution and Service (12b-1) Fee                              0.00%
Other Expenses1                                                   x.xx%
Total Annual Fund Operating Expenses                              x.xx%

Less: Fee Waiver and Expense Limitation2                         -x.xx%
Net Expenses2                                                     0.62%

  1 Other expenses are based on estimated amounts for the current fiscal year.

  2 The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.62% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.



Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


    Number of years you own your shares

  1                  3                           5                         10
 $ XX              $ XX                        $ XX                      $ XX

                     Pioneer California Tax Free Income Fund

               Investor Class Prospectus, dated ___________ , 2004

Pioneer California Tax Free Income Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco California Tax Free Income Fund into the Fund (the "reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares or upon exchange for Investor Class shares of other Pioneer Funds. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 31, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the prospectus are incorporated by reference into this prospectus:

o        Basic information About the Fund (other than "Fees and expenses");

o        Management;

o        Dividends, capital gains and taxes;

o        Financial Highlights; and

o        The following sections under "Buying, exchanging and selling shares":

o        Net asset value

o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares"

o        Account options

o        Shareowner services

o        Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Investor Class
Maximum sales charge (load) when
you buy shares                                        None

Maximum deferred sales charge (load)                  None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                Investor Class

Management Fee                                                    x.xx%
Distribution and Service (12b-1) Fee                              0.00%
Other Expenses1                                                   x.xx%
Total Annual Fund Operating Expenses                              x.xx%

Less: Fee Waiver and Expense Limitation2                         -x.xx%
Net Expenses2                                                     0.61%

  1 Other expenses are based on estimated amounts for the current fiscal year.

  2 The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.61% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.



Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


    Number of years you own your shares

    1                3                           5                         10
  $ XX             $ XX                        $ XX                      $ XX

                       Pioneer Tax Free Money Market Fund

               Investor Class Prospectus, dated ___________ , 2004

Pioneer Tax Free Money Market Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Tax Free Money Market Fund into the Fund (the "reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares or upon exchange for Investor Class shares of other Pioneer Funds. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 31, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the prospectus are incorporated by reference into this prospectus:

o        Basic information About the Fund (other than "Fees and expenses");

o        Management;

o        Dividends, capital gains and taxes;

o        Financial Highlights; and

o        The following sections under "Buying, exchanging and selling shares":

o        Net asset value

o Opening your account-- Account options, Telephone transaction privileges and Online transaction privileges

o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares"

o        Account options

o        Shareowner services

o        Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Investor Class
Maximum sales charge (load) when
you buy shares                                        None

Maximum deferred sales charge (load)                  None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                Investor Class

Management Fee                                                    x.xx%
Distribution and Service (12b-1) Fee                              0.00%
Other Expenses1                                                   x.xx%
Total Annual Fund Operating Expenses                              x.xx%

Less: Fee Waiver and Expense Limitation2                         -x.xx%
Net Expenses2                                                     0.60%

  1 Other expenses are based on estimated amounts for the current fiscal year.

  2 The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.60% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.



Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


    Number of years you own your shares

  1                 3                           5                         10
 $ XX              $ XX                        $ XX                      $ XX

                           PART C - OTHER INFORMATION

Item 22.  Exhibits

       (a)(1) Agreement and Declaration of Trust.(1)
       (a)(2) Amendment to Agreement and Declaration of Trust.(7)
       (a)(2) Certificate of Trust.(1)
       (b)    By-Laws.(2)
       (c)    None.
       (d)    Management Contract for Pioneer Papp Stock Fund.(5)
       (d)(2) Management Contract for Pioneer Papp Small and Mid Cap
              Growth Fund. (5)
       (d)(3) Management Contract for Pioneer Papp Strategic Growth
              Fund. (5)
       (d)(4) Management Contract for Pioneer Papp America-Pacific
              Rim Fund. (5)
       (d)(5) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp Stock Fund.(5)
       (d)(6) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp Small and Mid Cap Growth Fund.(5)
       (d)(7) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp Strategic Growth Fund.(5)
       (d)(8) Subadvisory Agreement between Pioneer Investment
              Management, Inc. and L. Roy Papp & Associates, LLP for
              Pioneer Papp America-Pacific Rim Fund.(5)
       (d)(9) Form of Management Contract for Pioneer Growth Opportunities
              Fund. (7)
       (d)(10)Form of Management Contract for Pioneer Municipal Bond
              Fund. (7)
       (d)(11)Form of Management Contract for Pioneer California Tax Free Income
              Fund. (7)
       (d)(12)Form of Management Contract for Pioneer Tax Free Money Market
              Fund. (7)
       (e)(1) Underwriting Agreement.(5)
       (e)(2) Form of Underwriting Agreement.(7)
       (e)(2) Form of Dealer Sales Agreement.(7)
       (f)    None.
       (g)    Custodian Agreement.(7)
       (h)(1) Investment Company Service Agreement.(7)
       (h)(2) Administration Agreement.(7)
       (h)(3) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp Stock Fund.(5)
       (h)(4) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp Small and Mid Cap Growth Fund.(6)
       (h)(5) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp Strategic Growth Fund.(5)
       (h)(6) Expense Limitation and Reimbursement Agreement for
              Pioneer Papp America-Pacific Rim Fund.(6)
       (h)(7) Expense Limitation and Reimbursement Agreement for
              Pioneer Growth Opportunities Fund.(7)
       (h)(8) Expense Limitation and Reimbursement Agreement for
              Pioneer Municipal Bond Fund.(7)
       (h)(9) Expense Limitation and Reimbursement Agreement for
              Pioneer California Tax Free Income Fund.(7)
       (h)(10)Expense Limitation and Reimbursement Agreement for
              Pioneer Tax Free Money Market Fund.(7)
       (h)(11)Class R Service Plan for Pioneer Papp Stock Fund.(5)
       (h)(12)Class R Service Plan for Pioneer Papp Small and Mid Cap Growth
              Fund. (5)
       (h)(13)Class R Service Plan for Pioneer Papp Strategic Growth Fund. (5)
       (h)(14)Class R Service Plan for Pioneer Papp America-Pacific Rim Fund.(5)
       (h)(15)Agreement and Plan of Reorganization for Pioneer Papp
              Stock Fund.(5)
       (h)(16)Agreement and Plan of Reorganization for Pioneer Papp
              Small and Mid Cap Growth Fund.(5)
       (h)(17)Agreement and Plan of Reorganization for Pioneer Papp
              Strategic Growth Fund.(5)
       (h)(18)Agreement and Plan of Reorganization for Pioneer Papp
              America-Pacific Rim Fund.(5)
       (h)(19)Form of Agreement and Plan of Reorganization for Pioneer Growth
              Opportunities Fund.(7)
       (h)(20)Form of Agreement and Plan of Reorganization for Pioneer
              Municipal Bond Fund.(7)
       (h)(21)Form of Agreement and Plan of Reorganization for Pioneer
              California Tax Free Income Fund.(7)
       (h)(22)Form of Agreement and Plan of Reorganization for Pioneer Tax
              Free Money Market Fund.(7)
       (h)(23)Class R Service Plan for Pioneer Growth Opportunities Fund. (7)
       (h)(24)Class R Service Plan for Pioneer Municipal Bond Fund. (7)
       (h)(25)Class R Service Plan for Pioneer California Tax Free Income
              Fund. (7)
       (h)(26)Class R Service Plan for Pioneer Tax Free Money Market Fund. (7)
       (i)    Opinion of Counsel.(2)
       (i)(2) Opinion of Counsel (7)
       (j)    Consent of Independent Auditors.(6)
       (k)    None.
       (l)    None.
       (m)(1) Class A Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(2) Class A Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(3) Class A Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(4) Class A Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(5) Class B Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(6) Class B Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(7) Class B Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(8) Class B Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(9) Class C Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(10)Class C Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(11)Class C Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(12)Class C Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(13)Class R Distribution Plan for Pioneer Papp Stock Fund.(5)
       (m)(14)Class R Distribution Plan for Pioneer Papp Small and
              Mid Cap Growth Fund.(5)
       (m)(15)Class R Distribution Plan for Pioneer Papp Strategic
              Growth Fund.(5)
       (m)(16)Class R Distribution Plan for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (m)(17)Class A Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(18)Class A Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(19)Class A Distribution Plan for Pioneer California Tax Free Income
              Fund.(7)
       (m)(20)Class A Distribution Plan for Pioneer Tax Free Money Market
              Fund.(7)
       (m)(21)Class B Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(22)Class B Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(23)Class B Distribution Plan for Pioneer California Tax Free Income
              Fund.(7)
       (m)(24)Class B Distribution Plan for Pioneer Tax Free Money Market
              Fund.(7)
       (m)(25)Class C Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(26)Class C Distribution Plan for Pioneer Municipal Bond
              Fund.(7)
       (m)(27)Class C Distribution Plan for Pioneer California Tax Free Income
              Fund.(7)
       (m)(28)Class C Distribution Plan for Pioneer Tax Free Money Market
              Fund.(7)
       (m)(29)Class R Distribution Plan for Pioneer Growth Opportunities
              Fund.(7)
       (m)(30)Class R Distribution Plan for Pioneer Municipal Bond Fund.(7)
       (m)(31)Class R Distribution Plan for Pioneer California Tax Free Income
              Fund.(7)
       (m)(32)Class R Distribution Plan for Pioneer Tax Free Money Market
              Fund.(7)
       (n)(1) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp Stock
              Fund.(5)
       (n)(2) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp Small
              and Mid Cap Growth Fund.(5)
       (n)(3) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp Strategic
              Growth Fund.(5)
       (n)(4) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Papp America-
              Pacific Rim Fund.(5)
       (n)(5) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Growth
              Opportunities Fund.(7)
       (n)(6) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Municipal
              Bond Fund.(7)
       (n)(7) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer California
              Tax Free Income Fund.(7)
       (n)(8) Multiclass Plan Pursuant to Rule 18f-3 for Pioneer Tax Free
              Money Market Fund.(7)
       (o)    Pioneer Code of Ethics.(5)
       (o)(1) Papp Code of Ethics (3)
       N/A    Powers of Attorney.(1)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on October 28, 2003 (Accession No. 0001265389-03-000007).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-14 (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on October 31, 2003 (Accession No. 0001265389-03-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in Pre-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC") on January 20, 2004 (Accession No. 0001265389-04-000004).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in Pre-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC")on February 13, 2004 (Accession No. 0001265389-04-000014).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC")on June 8, 2004 (Accession No. 0001016964-04-000245).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in Post-effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 333-110037) as filed with the Securities and Exchange Commission (the "SEC")on August 6, 2004 (Accession No. 0001016964-04-000341).

(7) Previously filed. Incorporated herein by reference from the exhibits filed in the registrant's Registration Statement on Form N-14 (File No. 333-118444) as filed with the Securities and Exchange Commission (the "SEC")on August 20, 2004 (Accession No. 0001145443-04-001274 ).


Item 23.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 24.  Indemnification

     Except for the Agreement and Declaration of Trust, dated September 2, 2003, as amended from time to time (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 25.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

Item 26.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Scott C. Brandewiede   Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 27.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 28.  Management Services

     Not applicable.

Item 29.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 1st day of September, 2004.

                                             PIONEER SERIES TRUST II



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood                   Dated:September 1, 2004)
         Osbert M. Hood
         Attorney-in-fact

                                  EXHIBIT INDEX


       Exhibit
       Number       Document Title